COMMON STOCK AND STOCK INCENTIVE PLANS - Allocation of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Stock based compensation expense
Stock-based compensation expense recognized	$ 1,097	$ 866	$ 2,238
Cost of net sales
Stock based compensation expense
Stock-based compensation expense recognized	66	12	1
Selling, general and administrative
Stock based compensation expense
Stock-based compensation expense recognized	901	793	2,193
Research and development
Stock based compensation expense
Stock-based compensation expense recognized	$ 130	$ 61	$ 44